Expense Example, No Redemption - DWS Global Macro Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 669
3 Years	940
5 Years	1,230
10 Years	2,056
Class T
Expense Example, No Redemption:
1 Year	347
3 Years	609
5 Years	890
10 Years	1,690
Class C
Expense Example, No Redemption:
1 Year	176
3 Years	610
5 Years	1,070
10 Years	2,344
Class R
Expense Example, No Redemption:
1 Year	125
3 Years	488
5 Years	875
10 Years	1,959
Class R6
Expense Example, No Redemption:
1 Year	75
3 Years	292
5 Years	526
10 Years	1,200
INST Class
Expense Example, No Redemption:
1 Year	75
3 Years	294
5 Years	531
10 Years	1,211
Class S
Expense Example, No Redemption:
1 Year	85
3 Years	319
5 Years	571
10 Years	$ 1,295